Compensation of Corporate Officers	12 Months Ended
Dec. 31, 2022
Disclosure Of Compensation Of Corporate Officers [Abstract]
Compensation of Corporate Officers
Compensation of key management personnel

The aggregate compensation of the members of the Company’s Board of Directors (including the Chairman of the Board) and to the Chief Executive Officer includes the following:

	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
Fixed compensation owed	518	518	585
Variable compensation owed	71	163	169
Attendance fees - board of Directors	456	488	421
Contributions in-kind	26	23	21
Share-based payments	41	58	74
Employer contributions	405	443	410
Consulting fees	0	0	0
TOTAL	1,517	1,693	1,680